Federated International Bond Strategy Portfolio
Federated International Bond Strategy Portfolio (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated International Bond Strategy Portfolio Federated International Bond Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Federated International Bond Strategy Portfolio Federated International Bond Strategy Portfolio
Management Fee	none
Distribution (12b-1) Fee	none
Other Expenses	1.55%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.58%
Fee Waivers and/or Expense Reimbursements	(1.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.03%
[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. Shareholders must approve any change to the contractual reimbursements. Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are based on the contractual limitation as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Federated International Bond Strategy Portfolio | Federated International Bond Strategy Portfolio | USD ($)	3	10	17	39

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE<br/><br/>What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective by investing primarily in emerging markets fixed-income investments and non-dollar and dollar denominated fixed-income securities of foreign governments and their agencies or foreign corporations. Emerging markets fixed-income investments include debt securities issued by certain foreign governments or corporations and other types of investments and instruments such as derivatives. Emerging market countries' investments are those that are components of the Bloomberg Barclays Emerging Markets USD Aggregate Index. The Fund does not limit its investment to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities, including securities rated below investment grade. The Fund invests in fixed-income securities of issuers in both developed and emerging market countries. When investing in emerging markets fixed-income securities, the Fund may invest in such securities directly or through investment in the Emerging Markets Core Fund (the "Underlying Fund"), a portfolio of Federated Core Trust. At times, the Fund's investment in the Underlying Fund may be a substantial portion of its portfolio.

The Fund may invest in debt investments denominated in any currency. Exposures to currencies other than the U.S. dollar may be hedged or unhedged at the sole discretion of the Fund's investment adviser (the "Adviser"). The Fund may buy or sell currencies in lieu of or in addition to non-U.S. dollar denominated fixed-income investments in order to increase or decrease its exposure to interest rate and/or currency markets.

Although not a part of the Fund's principal investment policies and strategies, when the Adviser considers the risk/return prospects of emerging market equity instruments to be attractive, the Fund may also opportunistically invest up to 5% of its net assets in convertible investments, equity instruments or pooled vehicles such as exchange-traded funds (ETFs) or collective investment funds in order to gain exposure to a specific region, country, or market sector or for other reasons consistent with its investment strategy.

The Adviser actively manages the Fund's portfolio. The Adviser's investment process is primarily concerned with the selection of investments among foreign market debt securities (also known as "security selection"). The Fund has no duration target or parameters with respect to its average portfolio duration. Rather, the Adviser may lengthen or shorten average portfolio duration in response to changing market conditions. These duration adjustments can be made either by buying or selling portfolio investments or through the use of derivative contracts.

The investment process entails a thorough assessment of the global macroeconomic environment and determines the most relevant investment themes that drive foreign markets. These investment themes can be either secular or cyclical in nature and are intended to define guiding principles which permeate through the various stages of the investment process from country and sector to individual corporate issuer. In selecting investments, the Adviser gives emphasis to the underlying quality of issuers domiciled in foreign markets and emerging market countries. The Adviser performs intensive credit analysis of both sovereign and corporate debt issues. Secondarily, the Adviser considers the extent to which market interest rates may impact the potential investment return of foreign debt securities.

The Adviser analyzes credit by performing fundamental analysis of: (1) countries to find relatively favorable economic and political conditions; and (2) available instruments in selected countries. In selecting countries, the Adviser analyzes the financial condition of an emerging market country including its credit ratings, government finances and outstanding public debt, as well as the political environment of that country among other factors. The Adviser also considers how developments in other countries in the region or world might affect these factors. Using its analysis, the Adviser attempts to identify countries with favorable characteristics, such as strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt.

For investments in corporate issuers, the Adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the instrument's risk is commensurate with its potential return.

The Fund is a non-diversified portfolio of Federated Managed Pool Series.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in fixed-income investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in fixed-income securities of issuers in both developed and emerging market countries, as well as derivative contracts. The primary factors that may reduce the Fund's returns include:
  Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment-grade or are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund or the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund or the Underlying Fund's performance.
  Risk of Foreign Investing. Because the Fund or the Underlying Fund invests in securities issued by foreign companies and national governments, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund or the Underlying Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's and the Underlying Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Greater China Risk. Although larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. Investments in the Greater China region may be subject to the risks associated with trading on less-developed trading markets, in addition to acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, restrictions on monetary repatriation, or other adverse government actions. As export-driven economies, the economies of countries in the Greater China region are affected by developments in the economies of their principal trading partners.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.  The longer the duration of a fixed-income security, the more susceptible it is to interest-rate risk.  Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade, (which are also known as junk bonds), generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. These securities are considered speculative with respect to the issuer's ability to pay interest and repay principal.
  Risk Related to the Economy. The value of the Fund's or the Underlying Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. The Fund's or the Underlying Fund's use of derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund or the Underlying Fund and a potential reduction in gains to the Fund or the Underlying Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus such as interest rate, credit, currency, liquidity and leverage risks.
  Risk of Non-Diversified Fund. The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. In certain situations, being non-diversified may reduce the Fund's credit risk by enabling it to avoid investing in certain countries, regions or sectors that exhibit above average credit risk. However, being non-diversified may also increase the Fund's risk by magnifying the impact (positively or negatively) that only one issuer has on the Fund's share price and performance.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund or the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's or the Underlying Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund or the Underlying Fund to make intended securities purchases due to settlement problems could cause the Fund or the Underlying Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund or Underlying Fund against loss of its assets.
  Share Ownership Concentration Risk. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions.
  Technology Risk. The Adviser uses various technologies in managing the Fund consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table <br/><br/>Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated International Bond Strategy Portfolio

Within the periods shown in the bar chart, the Fund's highest quarterly return was 17.83% (quarter ended June 30, 2009). Its lowest quarterly return was (5.92)% (quarter ended December 31, 2016).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plan.

(For the Period Ended December 31, 2018)
Average Annual Total Returns - Federated International Bond Strategy Portfolio		1 Year	5 Years	10 Years
Federated International Bond Strategy Portfolio		(2.90%)	2.24%	7.25%
Federated International Bond Strategy Portfolio | Return After Taxes on Distributions		(4.57%)	0.91%	5.69%
Federated International Bond Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares		(1.72%)	1.13%	5.19%
Bloomberg Barclays Emerging Markets USD Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.46%)	4.23%	8.47%
JPMorgan Global (ex-U.S.) Government Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	(1.68%)	0.42%	1.40%
Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	(2.03%)	2.35%	4.94%
[1]	The Bloomberg Barclays Emerging Markets USD Aggregate Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[2]	The J.P. Morgan Global (ex-U.S.) Government Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets.
[3]	The Blended Index is a custom blended index comprised of the Bloomberg Barclays Emerging Markets USD Aggregate Index (50%) and J.P. Morgan (ex-U.S.) Government Bond Index (50%).